PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fixed assets, gross	$ 93,486	$ 107,553
Less: accumulated depreciation	(88,022)	(75,648)
Fixed assets, net	5,464	31,905
Furniture and Fixtures [Member]
Fixed assets, gross	$ 36,374	51,411
Furniture and Fixtures [Member] | Minimum [Member]
Property and equipment, depreciable life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property and equipment, depreciable life	5 years
Computer Equipment [Member]
Fixed assets, gross	$ 57,112	$ 56,142
Property and equipment, depreciable life	3 years